PROVISION FOR EMPLOYEE BENEFITS - Short term provisions (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short term provision for employee benefits
Employee benefit obligations	₺ 1,016,638	₺ 683,420	₺ 546,928
Personnel bonus
Short term provision for employee benefits
Employee benefit obligations	561,613	531,151	380,894
Unused vacation
Short term provision for employee benefits
Employee benefit obligations	289,063	₺ 152,269	₺ 166,034
Cash-settled share-based payments
Short term provision for employee benefits
Employee benefit obligations	₺ 165,962